EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of earnings per share

	Years Ended December 31,
	2025	2024
Numerator:
Net loss:	$(4,905)	$(3,824)
Denominator:
Weighted average shares of common stock – basic	12,619,512	10,402,508
Loss per share:
Basic	$(0.39)	$(0.37)
Diluted	$(0.39)	$(0.37)

Open World Ltd. [Member]
Schedule of earnings per share

(in USD, except share data)	2025	2024
Net (loss) income	(20,229,064)	25,046,569
Weighted-average shares outstanding — basic	107,042	102,346
Effect of dilutive instruments:
– Simple agreements for future equity (SAFEs)	-	12,337
Weighted-average shares outstanding — diluted	107,042	114,683
Earnings per share:
Basic	(189)	245
Diluted	(189)	218